Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in carrying amount of goodwill

Changes in the carrying amount of goodwill were as follows:

	2021	2022	2023	2023
	SGD	SGD	SGD	USD
Beginning of year	-	-	-	-
Acquisition (Note 9)	-	-	2,213,460	1,677,753
End of year	-	-	2,213,460	1,677,753